Revenue - Additional Information (Detail)	3 Months Ended
Mar. 31, 2025 EUR (€)
Collaborations and license agreements [Member] | Royalties And Milestones [Member]
Disclosure of performance obligations [line items]
Recognized as revenue	€ 0